GOODWILL AND INTANGIBLE ASSETS, NET - Additional Information (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill adjustment		$ 65.4
Intangible assets and goodwill	$ 8,021.8	8,021.8	$ 9,593.8	$ 8,047.6
Terminal growth rate			3.00%
Accrued Liabilities
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill adjustment	8.3
Deferred income tax liabilities
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill adjustment	46.8
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill adjustment	65.4	65.4
Intangible assets and goodwill	5,173.8	5,173.8	$ 6,500.4	$ 4,979.3
Landfill closure and post-closure obligations
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill adjustment	5.9
Property, plant and equipment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill adjustment	4.5
Accumulated impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	$ 0.0	$ 0.0	$ 0.0
Bottom of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Revenue growth rate			5.00%
Discount rate			5.60%
Top of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Revenue growth rate			6.40%
Discount rate			7.50%